Pemberwick Fund
Schedule of Investments
June 30, 2025 (Unaudited)

CORPORATE BONDS - 62.8%	Par	Value
COMMUNICATIONS - 0.5%
Comcast Corp., 3.95%, 10/15/2025	$125,000	$124,815
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	300,000	299,231
Walt Disney Co.
3.70%, 10/15/2025	250,000	249,489
1.75%, 01/13/2026	300,000	295,936
		969,471

CONSUMER DISCRETIONARY - 0.5%
American Honda Finance Corp., 5.80%, 10/03/2025	1,000,000	1,002,786

CONSUMER, CYCLICAL - 0.9%
Toyota Motor Credit Corp.
3.65%, 08/18/2025	900,000	899,106
0.80%, 10/16/2025	1,000,000	989,729
		1,888,835

CONSUMER, NON-CYCLICAL - 1.3%
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	1,300,000	1,283,317
3.20%, 06/15/2026	300,000	297,278
UnitedHealth Group, Inc.
5.15%, 10/15/2025	300,000	300,526
3.70%, 12/15/2025	400,000	398,474
3.10%, 03/15/2026	350,000	346,998
		2,626,593

ENERGY - 0.3%
BP Capital Markets America, Inc.
3.80%, 09/21/2025	250,000	249,591
3.12%, 05/04/2026	300,000	297,039
		546,630

FINANCIALS - 55.1%(a)
Aflac, Inc., 1.13%, 03/15/2026	300,000	293,101
American Express Co.
5.15% (SOFR + 0.76%), 02/13/2026(f)	4,231,000	4,238,321
5.73% (SOFR + 1.35%), 10/30/2026(f)	4,600,000	4,614,593
5.03% (SOFR + 0.65%), 11/04/2026(f)	2,383,000	2,387,918
AvalonBay Communities, Inc., 3.50%, 11/15/2025	300,000	299,033
Bank of America Corp.
5.34% (SOFR + 0.97%), 07/22/2027(f)	1,200,000	1,204,830
5.81% (SOFR + 1.35%), 09/15/2027(f)	4,879,000	4,924,883
Bank of America NA, 5.42% (SOFR + 1.02%), 08/18/2026(f)	3,400,000	3,421,958
Bank of Montreal, 5.42% (SOFR + 0.95%), 09/25/2025(f)	1,680,000	1,682,734
Bank of New York Mellon, 5.07% (SOFR + 0.71%), 04/20/2027(f)	2,000,000	2,004,552
Bank of New York Mellon Corp., 5.12% (SOFR + 0.68%), 06/09/2028(f)	3,000,000	3,004,117
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	300,000	297,717
Canadian Imperial Bank of Commerce, 5.69% (SOFR + 1.22%), 10/02/2026(f)	6,000,000	6,056,248
Citibank NA
4.97% (SOFR + 0.59%), 04/30/2026(f)	400,000	400,570
5.09% (SOFR + 0.71%), 08/06/2026(f)	4,000,000	4,010,171
5.11% (SOFR + 0.71%), 11/19/2027(f)	3,000,000	3,002,695
Citigroup, Inc., 5.21% (SOFR + 0.77%), 06/09/2027(f)	3,199,000	3,202,369
Goldman Sachs Bank USA/New York NY
5.23% (SOFR + 0.77%), 03/18/2027(f)	1,000,000	1,002,670
5.16% (SOFR + 0.75%), 05/21/2027(f)	1,330,000	1,334,107
Goldman Sachs Group, Inc.
5.45% (SOFR + 1.07%), 08/10/2026(f)	2,700,000	2,702,648
5.23% (SOFR + 0.79%), 12/09/2026(f)	2,000,000	2,003,253
5.25% (SOFR + 0.81%), 03/09/2027(f)	3,000,000	3,004,926
5.28% (SOFR + 0.92%), 10/21/2027(f)	400,000	400,942
HSBC Holdings PLC
5.97% (3 mo. Term SOFR + 1.64%), 09/12/2026(f)	7,000,000	7,019,497
5.96% (SOFR + 1.57%), 08/14/2027(f)	975,000	983,946
HSBC USA, Inc., 5.39% (SOFR + 0.96%), 03/04/2027(f)	2,500,000	2,514,266
Loews Corp., 3.75%, 04/01/2026	400,000	398,010
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	300,000	298,548
MetLife, Inc., 3.60%, 11/13/2025	125,000	124,661
Mid-America Apartments LP, 4.00%, 11/15/2025	300,000	299,343
Morgan Stanley, 5.38% (SOFR + 1.02%), 04/13/2028(f)	2,000,000	2,011,924
Morgan Stanley Bank NA
5.54% (SOFR + 1.17%), 10/30/2026(f)	2,500,000	2,517,029
5.04% (SOFR + 0.69%), 10/15/2027(f)	1,000,000	1,000,858
5.44% (SOFR + 1.08%), 01/14/2028(f)	900,000	905,562
New York Life Global Funding, 4.92% (SOFR + 0.48%), 06/09/2026(b)(f)	4,000,000	4,006,855
Prologis LP
3.25%, 06/30/2026	300,000	296,962
2.13%, 04/15/2027	300,000	290,068
Prudential Financial, Inc., 1.50%, 03/10/2026	400,000	392,471
Public Storage Operating Co., 0.88%, 02/15/2026	300,000	293,597
Realty Income Corp.
0.75%, 03/15/2026	400,000	389,663
4.13%, 10/15/2026	300,000	299,347
Royal Bank of Canada
4.84% (SOFR + 0.46%), 08/03/2026(f)	2,000,000	2,001,577
4.97% (SOFR + 0.59%), 11/02/2026(f)	2,200,000	2,204,195
5.31% (SOFR + 0.95%), 01/19/2027(f)	3,000,000	3,020,008
5.07% (SOFR + 0.71%), 01/21/2027(f)	1,123,000	1,126,571
5.08% (SOFR + 0.72%), 10/18/2027(f)	1,140,000	1,141,456
Simon Property Group LP
3.50%, 09/01/2025	700,000	698,433
3.30%, 01/15/2026	400,000	397,598
Sumitomo Mitsui Financial Group, Inc.
5.78% (SOFR + 1.43%), 01/13/2026(f)	7,100,000	7,142,650
5.65% (SOFR + 1.30%), 07/13/2026(f)	1,400,000	1,413,786
5.23% (SOFR + 0.88%), 01/14/2027(f)	1,731,000	1,739,926
Wells Fargo & Co., 5.15% (SOFR + 0.78%), 01/24/2028(f)	1,600,000	1,601,475
Wells Fargo Bank NA
5.33% (SOFR + 0.80%), 08/01/2025(f)	4,000,000	4,001,224
5.06% (SOFR + 0.71%), 01/15/2026(f)	4,900,000	4,910,333
		110,936,195

HEALTH CARE - 0.5%
Elevance Health, Inc., 5.35%, 10/15/2025	1,000,000	1,001,112

INDUSTRIALS - 1.6%
Burlington Northern Santa Fe LLC, 7.00%, 12/15/2025	215,000	217,497
Caterpillar Financial Services Corp., 0.80%, 11/13/2025	1,800,000	1,777,357
John Deere Capital Corp.
4.05%, 09/08/2025	700,000	699,391
0.70%, 01/15/2026	300,000	294,254
5.05%, 03/03/2026	300,000	301,399
		3,289,898

TECHNOLOGY - 0.5%
International Business Machines Corp., 7.00%, 10/30/2025	150,000	151,226
Intuit, Inc., 0.95%, 07/15/2025	500,000	499,266
Lam Research Corp., 3.75%, 03/15/2026	300,000	298,684
		949,176

UTILITIES - 1.6%
Duke Energy Progress LLC, 3.25%, 08/15/2025	100,000	99,839
Georgia Power Co., 3.25%, 04/01/2026	300,000	297,531
Louisville Gas and Electric Co., 3.30%, 10/01/2025	150,000	149,335
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/2025	1,000,000	1,003,046
4.45%, 03/13/2026	300,000	300,167
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025	400,000	400,604
PECO Energy Co., 3.15%, 10/15/2025	428,000	426,342
Public Service Electric and Gas Co., 0.95%, 03/15/2026	300,000	293,052
Virginia Electric and Power Co., 3.15%, 01/15/2026	300,000	297,987
		3,267,903
TOTAL CORPORATE BONDS (Cost $126,394,926)		126,478,599

U.S. TREASURY OBLIGATIONS - 7.6%	Par	Value
United States Treasury Note/Bond
2.88%, 07/31/2025	2,000,000	1,997,529
2.00%, 08/15/2025	2,000,000	1,993,864
2.75%, 08/31/2025	2,000,000	1,994,171
3.00%, 09/30/2025	2,000,000	1,993,613
2.25%, 11/15/2025	1,220,000	1,210,802
4.50%, 11/15/2025	400,000	400,236
0.38%, 01/31/2026	1,700,000	1,662,659
2.63%, 01/31/2026	200,000	198,168
6.00%, 02/15/2026	1,900,000	1,919,859
0.75%, 04/30/2026	1,000,000	972,980
0.75%, 05/31/2026	1,000,000	970,634
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,349,588)		15,314,515

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2091, Class PG, 6.00%, 11/15/2028	51,577	52,390
Series 2097, Class PZ, 6.00%, 11/15/2028	32,781	33,271
Series 2526, Class FI, 5.42% (30 day avg SOFR US + 1.11%), 02/15/2032 (f)	12,578	12,666
Series 2682, Class LD, 4.50%, 10/15/2033	14,521	14,521
Series 2759, Class TC, 4.50%, 03/15/2034	81,816	81,400
Series 2933, Class HD, 5.50%, 02/15/2035	1,405	1,443
Series 3002, Class YD, 4.50%, 07/15/2025	37	37
Series 3775, Class EM, 3.50%, 11/15/2025	630	627
Series 3786, Class NA, 4.50%, 07/15/2040	6,160	6,166
Series 3970, Class HB, 3.00%, 12/15/2026	26,661	26,361
Series 4002, Class LB, 2.00%, 09/15/2041	32,618	31,351
Series 4020, Class PA, 2.75%, 03/15/2027	2,463	2,439
Series 4171, Class NG, 2.00%, 06/15/2042	55,995	51,681
Series 4203, Class DM, 3.00%, 04/15/2033	23,089	22,662
Series 4266, Class BG, 2.50%, 04/15/2026	4,009	3,970
Series 4309, Class JD, 2.00%, 10/15/2043	8,725	8,166
Series 4311, Class TD, 2.50%, 02/15/2029	18,961	18,665
Series 4363, Class EJ, 4.00%, 05/15/2033	34,493	34,265
Series 4453, Class DA, 3.50%, 11/15/2033	10,743	10,678
Series 4472, Class MA, 3.00%, 05/15/2045	229,973	215,884
Series 4716, Class PA, 3.00%, 07/15/2044	35,545	34,950
Series 4949, Class PM, 2.50%, 02/25/2050	131,093	110,394
Federal National Mortgage Association
Series 2002-56, Class PE, 6.00%, 09/25/2032	35,015	36,433
Series 2003-127, Class EG, 6.00%, 12/25/2033	43,914	45,668
Series 2005-48, Class AU, 5.50%, 06/25/2035	15,669	16,104
Series 2005-64, Class PL, 5.50%, 07/25/2035	4,006	4,125
Series 2005-68, Class PG, 5.50%, 08/25/2035	4,529	4,556
Series 2005-83, Class LA, 5.50%, 10/25/2035	1,937	1,990
Series 2007-27, Class MQ, 5.50%, 04/25/2027	439	439
Series 2010-123, Class BP, 4.50%, 11/25/2040	46,016	46,129
Series 2011-110, Class CY, 3.50%, 11/25/2026	26,246	25,896
Series 2011-146, Class LX, 3.50%, 10/25/2040	41,908	41,612
Series 2012-102, Class HA, 2.00%, 02/25/2042	36,227	34,256
Series 2012-134, Class VP, 3.00%, 10/25/2042	9,794	9,728
Series 2012-139, Class JA, 3.50%, 12/25/2042	135,976	129,576
Series 2012-148, Class BQ, 1.25%, 01/25/2028	13,778	13,445
Series 2012-38, Class PA, 2.00%, 09/25/2041	14,667	13,780
Series 2012-66, Class HE, 1.50%, 06/25/2027	1,720	1,691
Series 2012-90, Class DA, 1.50%, 03/25/2042	18,657	17,188
Series 2013-124, Class BD, 2.50%, 12/25/2028	1,115	1,101
Series 2013-14, Class QD, 1.50%, 03/25/2043	23,571	20,054
Series 2013-18, Class PA, 2.00%, 11/25/2041	49,030	46,993
Series 2013-6, Class LD, 2.00%, 02/25/2043	26,940	23,812
Series 2013-72, Class HG, 3.00%, 04/25/2033	63,562	61,939
Series 2014-19, Class HA, 2.00%, 06/25/2040	1,369	1,358
Series 2014-8, Class DA, 4.00%, 03/25/2029	2,928	2,912
Series 2016-105, Class PA, 3.50%, 04/25/2045	112,885	110,820
Series 2016-60, Class Q, 1.75%, 09/25/2046	48,429	44,695
Series 2016-8, Class PC, 2.50%, 10/25/2044	120,916	116,887
Series 2017-77, Class BA, 2.00%, 10/25/2047	45,778	42,048
Series 2019-33, Class N, 3.00%, 03/25/2048	273,792	258,114
Government National Mortgage Association
Series 2007-11, Class PE, 5.50%, 03/20/2037	18,598	18,747
Series 2010-112, Class NG, 2.25%, 09/16/2040	42,467	39,434
Series 2012-106, Class MA, 2.00%, 11/20/2041	54,150	50,907
Series 2012-48, Class MA, 2.50%, 04/16/2042	33,986	31,656
Series 2013-56, Class AP, 2.00%, 11/16/2041	48,165	44,807
Series 2013-64, Class LP, 1.50%, 08/20/2041	72,959	68,112
Series 2013-88, Class WA, 4.51%, 06/20/2030 (c)	349	348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,301,569)		2,201,347

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91251, 4.50%, 06/01/2029	1,599	1,602
Pool C91281, 4.50%, 12/01/2029	3,817	3,838
Pool C91295, 4.50%, 04/01/2030	2,092	2,100
Pool J14494, 4.00%, 02/01/2026	583	581
Pool J15974, 4.00%, 06/01/2026	315	314
Pool J17508, 3.00%, 12/01/2026	5,555	5,498
Pool ZT1361, 3.00%, 05/01/2047	180,016	160,528
Series 292, Class 150, Pool S2-0326, 1.50%, 11/15/2027	11,799	11,505
Federal National Mortgage Association
Pool 256045, 5.00%, 12/01/2025	235	235
Pool 257204, 5.50%, 05/01/2028	1,795	1,813
Pool AC3237, 5.00%, 10/01/2039	15,067	15,264
Pool AD0249, 5.50%, 04/01/2037	5,959	6,103
Pool BL5531, 2.33%, 01/01/2027	595,225	579,312
Pool BP3785, 2.00%, 03/01/2036	263,910	241,966
Pool BP6567, 3.00%, 08/01/2040	121,604	113,474
Pool FM2014, 3.00%, 11/01/2049	183,757	163,085
Pool FM5719, 3.00%, 06/01/2046	263,904	238,557
Pool MA0142, 4.00%, 08/01/2029	2,519	2,500
Pool MA0919, 3.50%, 12/01/2031	132,023	129,632
U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,814,827)		1,677,907

SHORT-TERM INVESTMENTS - 26.9%	Shares	Value
Money Market Funds - 19.2%
First American Government Obligations Fund - Class X, 4.23%(d)	38,770,270	38,770,270

U.S. Treasury Bills - 7.7%	Par
4.25%, 07/17/2025 (e)	$2,000,000	1,996,325
4.24%, 07/24/2025 (e)	2,000,000	1,994,685
4.31%, 08/14/2025 (e)	2,000,000	1,989,492
4.17%, 09/04/2025 (e)	2,000,000	1,984,657
4.30%, 09/11/2025 (e)	1,600,000	1,586,453
4.11%, 10/02/2025 (e)	2,000,000	1,978,193
4.19%, 10/30/2025 (e)	2,000,000	1,971,913
4.24%, 11/28/2025 (e)	2,000,000	1,965,658
		15,467,376
TOTAL SHORT-TERM INVESTMENTS (Cost $54,239,474)		54,237,646

TOTAL INVESTMENTS - 99.2% (Cost $200,100,384)		199,910,014
Other Assets in Excess of Liabilities - 0.8%		1,554,436
TOTAL NET ASSETS - 100.0%		$201,464,450
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $4,006,855 or 2.0% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	The rate shown is the annualized effective yield as of June 30, 2025.
(f)	Variable or Floating Rate Security. The rate shown represents the rate as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Pemberwick Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	$126,478,599	$–	$126,478,599
U.S. Treasury Obligations	–	15,314,515	–	15,314,515
Collateralized Mortgage Obligations	–	2,201,347	–	2,201,347
U.S. Government Agency Obligations	–	1,677,907	–	1,677,907
Short-Term Investments	38,770,270	15,467,376	–	54,237,646
Total Investments	$38,770,270	$161,139,744	$–	$199,910,014

Refer to the Schedule of Investments for further disaggregation of investment categories.